Investment Objectives and Goals - Roundhill S&P 500(R) Defensive Income ETF	Oct. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill S&P 500® Defensive Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Roundhill S&P 500® Defensive Income ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the S&P 500 Weekly Put-Write Index (USD) TR (the “Index”).